Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Interest Rate Type
The following is a breakdown of our FHLB advances outstanding:

	December 31, 2017		December 31, 2016
	Amount	Rate	Amount	Rate
	(Dollars in millions)
Short-term fixed rate term advances	$4,260	1.40%	$1,780	0.62%
Total Short-term Federal Home Loan Bank advances	4,260		1,780
Long-term LIBOR adjustable advances	1,130	1.76%	1,025	1.12%
Long-term fixed rate advances (1)	275	1.41%	175	1.12%
Total Long-term Federal Home Loan Bank advances	1,405		1,200
Total Federal Home Loan Bank advances	$5,665		$2,980

(1)
Includes the current portion of fixed rate advances of $125 million and $50 million at December 31, 2017 and December 31, 2016, respectively. We settled $250 million in long-term fixed rate FHLB advances during the fourth quarter of 2016.

Schedule of Federal Home Loan Bank, Advances, Disclosures
The following table contains detailed information on our FHLB advances and other borrowings:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Maximum outstanding at any month end	$5,665	$3,557	$3,541
Average outstanding balance	4,590	2,833	1,811
Average remaining borrowing capacity	1,195	1,137	1,611
Weighted average interest rate	1.30%	1.16%	1.00%

Schedule of Federal Home Loan Bank, Advances, Maturity Summary	The following table outlines the maturity dates of our FHLB advances and other borrowings:

December 31, 2017
(Dollars in millions)
2018	$4,385
2019	50
2020	—
2021	—
Thereafter	1,230
Total	$5,665

Schedule of Long-term Debt Instruments
The following table presents long-term debt, net of debt issuance costs:

	December 31, 2017		December 31, 2016
	Amount	Interest Rate	Amount	Interest Rate
	(Dollars in millions)
Senior Notes
Senior notes, matures 2021	$247	6.125%	$246	6.125%
Trust Preferred Securities
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	4.92%	$26	4.25%
Plus 3.25%, matures 2033	26	4.61%	26	4.13%
Plus 3.25%, matures 2033	26	4.94%	26	4.25%
Plus 2.00%, matures 2035	26	3.36%	26	2.88%
Plus 2.00%, matures 2035	26	3.36%	26	2.88%
Plus 1.75%, matures 2035	51	3.34%	51	2.71%
Plus 1.50%, matures 2035	25	2.86%	25	2.38%
Plus 1.45%, matures 2037	25	3.04%	25	2.41%
Plus 2.50%, matures 2037	16	4.09%	16	3.46%
Total Trust Preferred Securities	247		247
Total long-term debt	$494		$493